Schedule of derivative financial liability (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At 1 January	£ 1,559	£ 664
Warrants issued		997	1,148
Transfer to share premium on exercise of warrants	(70)	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	936	(397)	484
At 31 December	£ 553	£ 1,559	£ 664